Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Accounting Policies (Textual)
Operating loss	$ 7,624	$ 5,413	$ 13,160	$ 11,336	$ 16,784
Shareholders' deficit	(10,912)		(21,545)	(57,720)	$ (117,241)	$ (164,477)
Net current liabilities	26,361		37,085	37,085
Trust receipts financing amount due to financial institutions	21,474		22,965	22,965
Trust receipts financing amount to secured by first legal charge	17,770		18,189	18,189
Carrying value of leasehold land and building amount	29,956		30,444	32,188
Other short-term borrowings from third parties	298		7,297	6,637
Unsecured term loan	$ 7,036		$ 10,765	$ 10,590
Percentage of undiscounted basis total assets	1.70%
Percentage of undiscounted basis total liabilities	2.00%
Increase in right-of-use assets	$ 490
Increase in lease liability	$ 490